UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/11

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Blackhill Capital, Inc.
Address: 161 Madison Avenue
                Morristown, NJ  07960

Form 13F File Number: 28-02823

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Cary M. Schwartz
Title:    President
Phone:  973-984-7014

Signature, Place, and Date of Signing:

Cary M. Schwartz, Morristown, New Jersey 8/11/11
[Signature] [City, State] [Date]

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number Name
28-02823   Blackhill Capital, Inc.
[Repeat as necessary.]



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 81

Form 13F Information Table Value Total: $421,900  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state ?NONE? and omit the column headings and list entries.]

No. Form 13F File Number Name
28-02823  Blackhill Capital, Inc.
[Repeat as necessary.]


                                                              Market
Value                    Other   Voting
Issuer                                      Class   CUSIP           x
1000 DiscretionQuantityManagersAuthority

3M CO COM                                 COMMON    88579Y101
31.6799   Sole        334  None    Sole
ABBOTT LABORATORIES CMN                   COMMON    002824100
8296.0692   Sole     157660  None    Sole
ALTRIA GROUP, INC. CMN                    COMMON    00209S103
71.307   Sole       2700  None    Sole
AMERICAN STS WATER COM                    COMMON    29899101
187.164   Sole       5400  None    Sole
AMERICAN WTR WKS CO INC NEW COM           COMMON    030420103
176.7   Sole       6000  None    Sole
APPLE, INC. CMN                           COMMON    29250X103
1617.9294   Sole       4820  None    Sole
AQUA AMER INC COM                         COMMON    03836W103
457.90865   Sole      20832  None    Sole
BAXTER INTERNATIONAL INC CMN              COMMON    071813109
3462.02   Sole      58000  None    Sole
BERKSHIRE HATHAWAY INC. CLASS             COMMON    084670207
460.4705   Sole       5950  None    Sole
BOARDWALK PIPELINE PARTNERS LP            COMMON    096627104
1556.544   Sole      53600  None    Sole
BRISTOL-MYERS SQUIBB COMPANY C            COMMON    110122108
7007.79872   Sole     241982  None    Sole
BUCKEYE PARTNERS LP UNITS CMN             COMMON    118230101
3187.3272   Sole      49370  None    Sole
CALIFORNIA WTR SVC GROUP INC              COMMON    130788102
142.196   Sole       7600  None    Sole
CATERPILLAR INC (DELAWARE) CMN            COMMON    149123101
6388.6646   Sole      60010  None    Sole
CELGENE CORPORATION CMN                   COMMON    151020104
241.28   Sole       4000  None    Sole
CHEVRON CORPORATION CMN                   COMMON    166764100
2216.202   Sole      21550  None    Sole
COACH INC CMN                             COMMON    189754104
10228.8   Sole     160000  None    Sole
COCA COLA COMPANY                         COMMON    191216100
1.3458   Sole         20  None    Sole
CONNECTICUT WTR SVC INC COM               COMMON    207797101
102.32   Sole       4000  None    Sole
CONSOLIDATED EDISON INC CMN               COMMON    209115104
13.46972   Sole        253  None    Sole
COVIDIEN PUBLIC LIMITED COMPAN            COMMON    G2552X108
1171.06   Sole      22000  None    Sole
DUNCAN ENERGY PARTNERS L.P. CM            COMMON    265026104
1211.28   Sole      28000  None    Sole
EL PASO PIPELINE PARTNERS, L.P            COMMON    283705108
3210.9   Sole      92400  None    Sole
ELI LILLY & CO CMN                        COMMON    532457108
7971.372   Sole     212400  None    Sole
EMERSON ELEC CO COM                       COMMON    291011104
337.5   Sole       6000  None    Sole
ENBRIDGE ENERGY MGMT, LLC CMN             COMMON    29250X103
2325.6267   Sole      75263  None    Sole
ENBRIDGE ENERGY PARTNERS L P C            COMMON    29250R106
1395.248   Sole      46400  None    Sole
ENERGY TRANSFER EQUITY L P CMN            COMMON    29273V100
827.264   Sole      18400  None    Sole
ENERGY TRANSFER PARTNERS, L.P.            COMMON    29273R109
1177.767   Sole      24100  None    Sole
ENTERPRISE PRODUCTS PART L.P C            COMMON    293792107
4587.86496   Sole     106176  None    Sole
EXXON MOBIL CORPORATION CMN               COMMON    30231G10
8162.414   Sole     100300  None    Sole
GENERAL ELECTRIC CO CMN                   COMMON    369604103
6223.8   Sole     330000  None    Sole
GOLDMAN SACHS GROUP INC COM               COMMON    38141G104
26.618   Sole        200  None    Sole
GOOGLE INC CL A                           COMMON    38259P508
383.83604   Sole        758  None    Sole
HARLEY-DAVIDSON INC CMN                   COMMON    41582108
1.2291   Sole         30  None    Sole
HOSPIRA, INC. CMN                         COMMON    441060100
4484.0724   Sole      79140  None    Sole
INTUIT INCORPORATED COM                   COMMON    461202103
20.744   Sole        400  None    Sole
JAMBA INC COM                             COMMON    47023A101
96.3   Sole      45000  None    Sole
JOHNSON & JOHNSON CMN                     COMMON    478160104
10656.504   Sole     160200  None    Sole
KIMBERLY CLARK CORP CMN                   COMMON    494368103
7348.224   Sole     110400  None    Sole
KINDER MORGAN ENERGY PARTNERS,            COMMON    494550106
7039.8042   Sole      96967  None    Sole
KINDER MORGAN MANAGEMENT, LLC             COMMON    49455U100
19107.6788   Sole     291320  None    Sole
KRAFT FOODS INC. CMN CLASS A              COMMON    50075104
30.96717   Sole        879  None    Sole
LABORATORY CORP AMER HLDGS COM NEW        COMMON    50540R409
72.5925   Sole        750  None    Sole
MAGELLAN MIDSTREAM PARTNERS LP            COMMON    559080106
2413.092   Sole      40400  None    Sole
MARATHON OIL CORPORATION CMN              COMMON    565849106
1180.032   Sole      22400  None    Sole
MCMORAN EXPLORATION CO COM                COMMON    582411104
36.96   Sole       2000  None    Sole
MEAD JOHNSON NUTRITION COMPANY            COMMON    582839106
12393.9389   Sole     183478  None    Sole
MEDCO HEALTH SOLUTIONS, INC. C            COMMON    58405U102
14258.18736   Sole     252268  None    Sole
MERCK & CO., INC. CMN                     COMMON    58933Y105
529.35   Sole      15000  None    Sole
MIDDLESEX WTR CO                          COMMON    596680108
123.85428   Sole       6666  None    Sole
NATIONAL PENN BANCSHARES INC COM          COMMON    637138108
194.4436   Sole      24520  None    Sole
NIKE CLASS-B CMN CLASS B                  COMMON    654106103
37.3417   Sole        415  None    Sole
NISKA GAS STORAGE PARTNERS LLC            COMMON    654678101
1852.004   Sole     107800  None    Sole
NORFOLK SOUTHERN CORP                     COMMON    655844108
52.451   Sole        700  None    Sole
ONEOK PARTNERS, L.P. LIMITED P            COMMON    68268N103
2294.57   Sole      26900  None    Sole
PAA NAT GAS STORAGE L P CMN               COMMON    693139107
226.7   Sole      10000  None    Sole
PEPSICO INC                               COMMON    713448108
202.48625   Sole       2875  None    Sole
PFIZER INC. CMN                           COMMON    717081103
17870.5   Sole     867500  None    Sole
PHILIP MORRIS INTL INC CMN                COMMON    718172109
7176.03898   Sole     107474  None    Sole
PLAINS ALL AMERICAN PIPELINE L            COMMON    726503105
2102.4   Sole      32850  None    Sole
PLUM CREEK TIMBER CO INC COM              COMMON    729251108
259.456   Sole       6400  None    Sole
POTLATCH CORP NEW COM                     COMMON    737630103
282.16   Sole       8000  None    Sole
PRICE T ROWE GROUP INC COM                COMMON    74144T108
30.17   Sole        500  None    Sole
PROCTER & GAMBLE COMPANY (THE)            COMMON    742718109
10012.71999   Sole     157507  None    Sole
RAYONIER INC COM                          COMMON    754907103
359.425   Sole       5500  None    Sole
SARA LEE CORP CMN                         COMMON    803111103
4546.206   Sole     239400  None    Sole
SCHLUMBERGER LTD CMN                      COMMON    806857108
1055.808   Sole      12220  None    Sole
SIGMA-ALDRICH CORPORATION CMN             COMMON    826552101
8847.7935   Sole     120575  None    Sole
SPDR S&P 500 ETF TRUST SPDR               COMMON    78462F10
232.66311   Sole       1763  None    Sole
SPDR S&P MIDCAP 400 ETF TRUST             COMMON    59563510
393.05175   Sole       2215  None    Sole
SUNOCO LOGISTICS PARTNERS LP C            COMMON    86786L108
964.88   Sole      11200  None    Sole
TARGA RES PARTNERS LP COM UNIT LTD PARTNERCOMMON    87611X105
391.6   Sole      11000  None    Sole
TC PIPELINES, L.P. CMN                    COMMON    87233Q108
7624.092   Sole     159600  None    Sole
TOOTSIE ROLL INDS INC                     COMMON    890516107
0.81928   Sole         28  None    Sole
TOOTSIE ROLL INDS INC CL-B CMN            COMMON    89051620
23.07265   Sole        815  None    Sole
WALT DISNEY COMPANY (THE) CMN             COMMON    254687106
7521.4464   Sole     192660  None    Sole
WEYERHAEUSER CO                           COMMON    962166104
349.76   Sole      16000  None    Sole
WILLIAMS PARTNERS L. P. CMN               COMMON    96950F104
2973.88602   Sole      54889  None    Sole
WILLIAMS-SONOMA, INC. CMN                 COMMON    969904101
172066.0407   Sole    4715430  None    Sole
ZIMMER HLDGS INC CMN                      COMMON    98956P102
7302.76   Sole     115550  None    Sole


421900.024